Equity reserves and long-term incentive plan awards	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Equity reserves and long-term incentive plan awards [Text Block]

12. Equity reserves and long‐term incentive plan awards

The Company has a stock option plan and a share unit plan under which restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs") may be awarded to directors, officers, employees and other service providers. All awards under the share unit plan may be designated by the Company's Board of Directors to be settled in either cash, shares or a combination thereof. As of December 31, 2023, all units awarded have been cash‐settled.

Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company. Share units awarded as cash‐settled units will not be considered in computing the limits of the share unit plan.

RSUs, PSUs and DSUs are cash-settled awards and therefore represent financial liabilities, which are recorded at fair value at each reporting date and adjusted for the completed proportion of the vesting period, with any changes recorded as shared-based compensation expense in the Statement of Operations and Comprehensive Income. The financial liability associated with these cash-settled awards is recorded in accounts payable and accrued liabilities for amounts expected to be settled within one year, and a separate long-term incentive plan liability for amounts to be settled in excess of one year, as of the balance sheet date.

(a) Stock options

Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.

The following table is a reconciliation of the movement in the number of stock options outstanding for the years ended December 31, 2023 and 2022:

		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2022	11,680,170	1.61
Granted	4,790,000	0.66
Cancelled/expired/forfeited	(7,973,000)	1.65
Balance, December 31, 2022	8,497,170	1.04
Granted	4,574,000	0.85
Exercised	(29,333)	0.84
Cancelled/expired/forfeited	(466,502)	1.13
Balance, December 31, 2023	12,575,335	0.97

During the year ended December 31, 2023, the Company recognized share‐based compensation expense relating to stock options of $1.1 million (year ended December 31, 2022 - $0.1 million).

During the year ended December 31, 2023, there were 29,333 stock options exercised with a weighted average exercise price of C$0.84 for total aggregate proceeds of $19 (year ended December 31, 2022 - nil).

The fair value of stock options granted is determined using the Black Scholes pricing model. For options granted during the year ended December 31, 2023, the weighted average expected life, dividend yield and forfeiture rate were 3.65 years, nil and 20.28%, respectively. For options granted during the year ended December 31, 2022, the weighted average expected life, dividend yield and forfeiture rate were 3.76 years, nil and 15.92%, respectively.

Other weighted‐average conditions and assumptions used in the Black Scholes models were as follows for options granted during the years presented:

		Weighted	Weighted		Weighted
	Number of	average	average risk‐	Weighted	average Black‐
	options	exercise price	free interest	average	Scholes value
	granted	C$	rate	volatility	$
Year ended December 31, 2022	4,790,000	0.66	2.71%	57.94%	0.24
Year ended December 31, 2023	4,574,000	0.85	3.49%	58.00%	0.32

The following table summarizes the stock options outstanding and exercisable as at December 31, 2023:

	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
Range of	Number of	contractual life	exercise price	Number of	contractual life	exercise price
exercise price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	9,047,335	3.71	0.76	1,735,998	2.95	0.69
C$1.01‐C$2.00	3,285,000	1.93	1.44	2,594,662	1.84	1.43
C$2.01‐C$3.00	243,000	1.63	2.20	243,000	1.63	2.20
	12,575,335	3.21	0.97	4,573,660	2.25	1.19

(b) Restricted share units

RSUs granted vest in one-third increments every twelve months following the grant date for a total vesting period of three years. The following table is a reconciliation of the movement in the number of RSU awards outstanding for the years ended December 31, 2023 and 2022:

	Number of RSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	534,508	1,184,594
Granted	366,200	299,900
Settled in cash	(279,069)	(599,107)
Cancelled/forfeited	(57,402)	(350,879)
Balance, end of year	564,237	534,508

For all RSUs granted during the year ended December 31, 2023, the awards vest in three equal tranches over a service period of three years and had an estimated weighted-average forfeiture rate of 24.23% (year ended December 31, 2022 - awards granted vest over a service period of three years and had an estimated forfeiture rate of 22.8%).

The following table is a reconciliation of the movement in the RSU liability for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	169	575
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	265	(95)
Settled in cash during the year	(169)	(311)
Total RSU liability, end of year	265	169

Less: current portion of RSU liability	(195)	(143)
Total non-current RSU liability, end of year	70	26

(c) Performance share units

PSUs vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of two or three years and also contain a performance condition(s) applied to the number of units that vest on a yearly basis. The number of units that vest will be determined by the Company's relative share price performance in comparison to a peer group of companies or upon achievement of certain Company strategic objectives. The PSU performance multiplier ranges from 0% to 150%.

The following table is a reconciliation of the movement in the number of PSU awards outstanding for the years ended December 31, 2023 and 2022:

	Number of PSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	1,739,401	571,000
Granted	1,287,200	1,588,900
Settled in cash	(908,429)	(88,167)
Added due to performance condition	563,857	-
Cancelled/forfeited	(180,547)	(332,332)
Balance, end of year	2,501,482	1,739,401

For all PSUs granted during the year ended December 31, 2023, the awards vest in three equal tranches over a service period of three years and had an estimated weighted-average forfeiture rate of 18.84% (year ended December 31, 2022 - awards granted vest over a service period of two or three years and had an estimated weighted-average forfeiture rate of 18.84%).

The following table is a reconciliation of the movement in the PSU liability for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	503	87
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	1,577	462
Settled in cash during the year	(583)	(46)
Total PSU liability, end of year	1,497	503

Less: current portion of PSU liability	(1,249)	(334)
Total non-current PSU liability, end of year	248	169

(d) Deferred share units

DSUs granted vest over a period of one year and will be paid to directors upon their retirement from the Board of Directors of the Company or upon a change of control.

The following table is a reconciliation of the movement in the number of DSU awards outstanding for the years ended December 31, 2023 and 2022:

	Number of DSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	3,132,000	844,200
Granted	1,942,400	2,287,800
Settled in cash during the year	(860,875)	-
Cancelled/forfeited	(145,250)	-
Balance, end of year	4,068,275	3,132,000

For all DSUs granted during the year ended December 31, 2023, the awards vest over a service period of one year and had an estimated weighted-average forfeiture rate of nil (year ended December 31, 2022 - awards granted had no vesting terms or conditions and had an estimated weighted-average forfeiture rate of nil).

The following table is a reconciliation of the movement in the DSU liability for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	1,664	608
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	2,663	1,056
Settled in cash during the year	(549)	-
Total DSU liability, end of year	3,778	1,664

The financial liability associated with cash‐settled DSU awards is presented in the Statement of Financial Position within accounts payable and accrued liabilities.

(e) Phantom share units

On November 6, 2020, the Company granted 1,000,000 cash-settled phantom share units to the Chair of the Board. The units vested three years from the grant date, but will only become payable upon the Chair's departure from the Board or upon a change of control of the Company, in a cash settlement amount equal to the value of 1,000,000 common shares as at the Chair's departure date or date of change of control.

The phantom share units represent a financial liability, as they will be settled in cash, and are marked-to-market at each reporting period end and presented in the Statement of Financial Position within accounts payable and accrued liabilities.

The following table is a reconciliation of the movement in the phantom share unit liability for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	381	277
Awards vested and change in fair value during the year	536	104
Total phantom share unit liability, end of year	917	381